COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues (including related party revenues of RMB75,946,677, RMB108,214,768 and RMB 32,910,229 for the years ended December 31, 2018, 2019 and 2020, respectively)	¥ 9,601,873,937	$ 1,471,551,561	¥ 7,283,230,253		¥ 3,654,383,126
Cost of revenues	(8,041,528,585)	(1,232,418,174)	(6,087,073,336)		(3,503,356,228)
Gross profit	1,560,345,352	239,133,387	1,196,156,917		151,026,898
Operating income (expense):
Sales and marketing expenses	(580,373,601)	(88,946,146)	(598,695,105)		(538,898,272)
General and administrative expenses	(375,935,570)	(57,614,647)	(446,142,859)		(196,824,280)
Research and development expenses	(416,272,985)	(63,796,626)	(383,886,857)		(329,334,413)
Other operating income, net	74,298,644	11,386,765	100,898,056		54,910,077
Total operating expenses	(1,298,283,512)	(198,970,654)	(1,327,826,765)		(1,010,146,888)
Income (loss) from operations	262,061,840	40,162,733	(131,669,848)		(859,119,990)
Other expenses, net	(27,393,678)	(4,198,265)	(22,882,425)		(20,176,164)
Foreign exchange gain (loss), net | ¥			32,045,080		(75,613,235)
Interest income	145,235,383	22,258,296	159,096,901		85,840,246
Gain on disposal of subsidiary	23,525,694	3,605,470
Income (loss) before income taxes and share of income (loss) in equity method investments	403,429,239	61,828,234	36,589,708		(869,069,143)
Income tax expense | ¥			0		0
Share of income (loss) in equity method investments	1,306,287	200,197	(3,241,580)		(7,210,685)
Net income (loss)	404,735,526	62,028,431	33,348,128		(876,279,828)
Net loss attributable to noncontrolling interest	80,763,071	12,377,482	6,405,104
Deemed dividend | ¥					(6,661,667)
Net income (loss) attributable to ordinary shareholders of the Company	¥ 485,498,597	$ 74,405,913	¥ 39,753,232		¥ (882,941,495)
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic | (per share)	¥ 15.19	$ 2.33	¥ 1.32		¥ (108.80)
Diluted | (per share)	¥ 14.71	$ 2.25	¥ 1.26		¥ (108.80)
Weighted average number of ADS used in calculating net income per ADS
Basic	31,963,526	31,963,526	19,254,661		8,115,160
Diluted	33,012,682	33,012,682	31,442,931		8,115,160
Net income (loss)	¥ 404,735,526	$ 62,028,431	¥ 33,348,128		¥ (876,279,828)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(425,737,643)	(65,247,148)	109,461,578		325,593,213
Comprehensive income (loss)	(21,002,117)	(3,218,717)	142,809,706		(550,686,615)
Comprehensive income attributable to noncontrolling interests	82,518,577	12,646,525	6,244,303
Comprehensive income (loss) attributable to the ordinary shareholders	¥ 61,516,460	$ 9,427,808	¥ 149,054,009		¥ (550,686,615)
ADS [Member]
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic | (per share)	¥ 1.52	$ 0.23	¥ 0.13	[1]
Diluted | (per share)	¥ 1.47	$ 0.23	¥ 0.13	[1]
Weighted average number of ADS used in calculating net income per ADS
Basic	319,635,264	319,635,264	192,546,612
Diluted	330,126,823	330,126,823	314,429,306

[1]	Every ten ADSs represent one ordinary share.